Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
November 30, 2024
FIG-NPRT1-0125
1.9900962.103
Asset-Backed Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	110,000	109,987
American Express Credit Account Master Trust Series 2024-3 Class A, 4.65% 7/15/2029	141,000	141,743
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/2029	243,000	245,861
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	1,703	1,705
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.4922% 5/14/2029 (b)(c)	1,170,000	1,184,628
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,138,454
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	2,000	2,021
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	1,581	1,582
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (d)	284,000	284,101
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (d)	745,000	748,531
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	414,000	417,413
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	340,000	339,810
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	4,900,000	4,749,131
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (d)	1,227,000	1,173,971
Ford Credit Auto Owner Trust Series 2021-2 Class A, 1.53% 5/15/2034 (d)	300,000	282,850
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (d)	675,000	663,687
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (d)	700,000	717,561
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,300,000	1,322,210
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (d)	137,000	139,233
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	603,000	609,676
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.9556% 6/15/2028 (b)(c)(d)	9,320,000	9,396,782
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	4,300,000	4,304,987
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (d)	522,000	525,382
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	287,265	288,492
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	691,000	687,720
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	100,000	100,866
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	258,644	258,709
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	51,000	50,939
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (d)	3,000,000	2,871,328
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (d)	2,820,000	2,771,944
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	6,000,000	6,003,600
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,000	1,010
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	648,000	658,800
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	3,928,000	3,891,194
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A2A, 5.25% 11/16/2026	150	150
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	2,000	2,001
TOTAL UNITED STATES		50,088,059
TOTAL ASSET-BACKED SECURITIES (Cost $50,192,881)		50,088,059

Collateralized Mortgage Obligations - 4.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.5%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	65,657	56,863
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	87,852	86,236
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (d)	4,226,263	4,106,974
Fannie Mae Guaranteed REMICS Series 2013-41 Class DA, 1.75% 2/25/2043	4,709,689	4,166,303
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	4,715,702	4,324,558
Fannie Mae Guaranteed REMICS Series 2021-28 Class NC, 1% 5/25/2041	4,173,704	3,578,104
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	20,912	18,261
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	901,942	862,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	3,194,558	2,770,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,084,277	865,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	20,727	18,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	22,398,188	20,769,383
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	4,246,549	4,221,575
PRPM LLC Series 2021-10 Class A1, 5.487% 10/25/2026 (b)(d)	11,183,996	11,143,819
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	1,617,843	1,561,792
TOTAL UNITED STATES		58,550,594
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,711,845)		58,550,594

Commercial Mortgage Securities - 11.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.6%
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	389,186	373,321
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,124	2,408,563
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	20,000	19,531
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	2,420,000	2,269,478
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	400,000	360,113
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	551,745
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	3,811,691	3,771,008
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,257,895
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	7,307,533	7,147,694
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	715,001
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	2,935,000	2,697,248
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	499,986	478,764
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	400,000	410,085
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	2,000,000	2,001,250
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,033,975
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	2,461,000	2,449,492
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	206,521	206,263
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	2,200,000	2,227,330
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(d)	605,266	607,157
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	2,149,375	2,155,420
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	1,329,941	1,327,447
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	728,839	725,195
BX Trust Series 2021-VOLT Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4238% 9/15/2036 (b)(c)(d)	8,000,000	7,987,557
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.412% 10/15/2038 (b)(c)(d)	5,153,169	5,137,066
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	192,154	192,392
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,507,545
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,258,094
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	18,705	18,529
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	2,772,948	2,706,851
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	520,000	530,475
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	7,261,460	7,265,998
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	5,220	5,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	12,046	11,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	7,562	7,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	25,000	24,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,711,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	2,400,000	2,325,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	64,558	62,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,778,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,233,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,700,000	3,606,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	120,000	117,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,168,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	4,921,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,100,000	1,072,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	6,900,000	6,649,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K092 Class A2, 3.298% 4/25/2029	1,250,000	1,193,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class A2, 2.785% 6/25/2029	1,250,000	1,165,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,884,436	1,857,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	92,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	1,064,365	971,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,100,000	996,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	6,957,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,200,000	1,139,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	1,600,000	1,412,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,800,000	1,551,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	2,025,000	1,859,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,900,000	1,881,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	1,200,000	1,236,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,300,000	1,287,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	6,000,000	6,206,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	1,500,000	1,510,038
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	384,125
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,100,000	2,029,270
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	92,118
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	49,999	49,207
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	81,284
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.5244% 4/15/2038 (b)(c)(d)	816,014	814,994
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,595
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	15,000	14,398
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,094,927	1,055,634
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	3,435,210	3,418,034
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	7,552,519	7,546,933
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,540,754
Wells Fargo Coml Mtg Tr 2024-Grp Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.8999% 10/15/2041 (b)(c)(d)	2,500,000	2,498,981
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	423,400	418,001
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	136,301	130,901
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	492,039	472,869
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2132% 8/15/2054 (b)(e)	25,751,000	1,615,651
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,657,539
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	100,000	98,184
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	603,000	602,770
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	400,000	400,675
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	425,967	426,699
TOTAL UNITED STATES		150,172,397
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $150,887,900)		150,172,397

U.S. Government Agency - Mortgage Securities - 150.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 150.9%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	39,318	34,369
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,585	23,370
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	40,813	33,775
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	64,611	52,614
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	24,779	20,178
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	134,681	109,507
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	58,773	47,824
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	53,998	46,183
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	21,951	18,692
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	124,823	101,413
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,954,512	1,655,142
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	28,928	23,557
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	21,175	17,230
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	935,615	752,545
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	384,673	312,290
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	392,494	321,092
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	413,893	336,787
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,131,873	925,965
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,248	22,172
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	21,977	17,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,610,073	2,926,259
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,537	15,084
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	138,034	112,319
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,600,146	8,506,157
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,619,796	2,936,403
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,927,926	3,992,947
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,004,672	1,631,215
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,840,381	3,112,942
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	152,582	124,824
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,485,171	1,214,991
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	132,899	108,722
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	62,393	50,769
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,543,602	2,154,002
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	121,579	98,702
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,969,034	6,799,807
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	44,088	37,027
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,768,452	2,341,498
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,130,376	4,332,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,142,237	962,510
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	49,247	46,705
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	15,160,584	14,081,494
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,905,588	4,155,174
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,372,468	1,165,522
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,542,707	2,173,611
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	18,206	16,887
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,970,811	2,514,506
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,939,668	2,493,658
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,921,981	4,172,136
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,989,561	1,692,676
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,937,697	2,499,331
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	38,603	33,970
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,926,832	4,179,327
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	3,245,822	2,991,464
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,396,258	6,417,392
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	245,042	207,328
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	39,807	37,856
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	18,251	16,018
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,502,210	2,196,012
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,965,895	1,723,484
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,026,538	1,810,213
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	20,585	18,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,958,128	8,107,014
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,435,065	2,142,410
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	21,330	18,753
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,232,352	1,088,865
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,856,039	9,571,677
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	6,383,453	5,596,319
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,630,158	4,076,584
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	7,877,972	6,965,636
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047 (f)	94,986	87,619
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,945,060	1,799,687
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	24,266	22,453
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	18,910,271	17,396,469
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	4,146,493	3,801,601
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	3,071,125	2,821,197
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,673,634	2,459,604
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	19,767	18,154
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,894,047	2,654,233
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	4,147,230	3,951,287
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	17,205	16,602
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	20,813	19,726
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	14,133,379	13,595,498
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,022	12,754
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	20,698	20,465
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	43,983	43,490
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	43,003	42,647
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,280,101	1,256,201
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (f)	44,152	43,400
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	8,819,898	8,655,231
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	315,472	313,748
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	629,189	620,047
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,449,261	4,506,780
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	10,869,132	10,856,799
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,860,667	4,859,708
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	2,799,997	2,796,820
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	47,124	47,114
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	981,259	988,119
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,009,346	3,050,131
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,976,805	1,974,562
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	792,470	792,313
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	991,819	1,021,287
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	21,961	22,291
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	922,637	951,491
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,331,701	6,509,927
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,348,817	2,418,602
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,622	24,961
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	47,809	48,677
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,339,174	2,371,391
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	892,360	920,267
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,667,054	3,814,240
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	24,362	25,372
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	22,701	23,568
Freddie Mac Gold Pool 1.5% 1/1/2051	30,349	23,190
Freddie Mac Gold Pool 1.5% 2/1/2051	30,733	23,483
Freddie Mac Gold Pool 1.5% 4/1/2051 (f)	45,271	34,592
Freddie Mac Gold Pool 2% 11/1/2051	40,222	32,540
Freddie Mac Gold Pool 2% 11/1/2051	322,192	261,767
Freddie Mac Gold Pool 2% 2/1/2036	4,510,917	4,058,390
Freddie Mac Gold Pool 2% 2/1/2051	38,894	31,806
Freddie Mac Gold Pool 2% 2/1/2051	63,610	52,038
Freddie Mac Gold Pool 2% 2/1/2051	64,203	52,523
Freddie Mac Gold Pool 2% 3/1/2041	85,906	73,903
Freddie Mac Gold Pool 2% 3/1/2051	29,777	24,229
Freddie Mac Gold Pool 2% 3/1/2051	264,188	214,971
Freddie Mac Gold Pool 2% 3/1/2051	249,906	203,350
Freddie Mac Gold Pool 2% 3/1/2051	218,005	177,392
Freddie Mac Gold Pool 2% 3/1/2051	19,570	15,924
Freddie Mac Gold Pool 2% 4/1/2051	66,015	54,006
Freddie Mac Gold Pool 2% 4/1/2051	2,282,756	1,839,660
Freddie Mac Gold Pool 2% 4/1/2052	35,830	29,133
Freddie Mac Gold Pool 2% 5/1/2051	18,164,061	14,757,512
Freddie Mac Gold Pool 2% 5/1/2051	2,977,954	2,399,916
Freddie Mac Gold Pool 2% 6/1/2035	80,260	72,509
Freddie Mac Gold Pool 2% 7/1/2041	21,534	18,438
Freddie Mac Gold Pool 2% 9/1/2051	35,041	28,491
Freddie Mac Gold Pool 2% 9/1/2051	207,512	168,724
Freddie Mac Gold Pool 2% 9/1/2051	206,100	167,576
Freddie Mac Gold Pool 2.5% 1/1/2052	5,498,472	4,617,843
Freddie Mac Gold Pool 2.5% 10/1/2050 (f)	5,478,665	4,674,828
Freddie Mac Gold Pool 2.5% 11/1/2041	22,223	19,594
Freddie Mac Gold Pool 2.5% 11/1/2051	4,923,019	4,189,939
Freddie Mac Gold Pool 2.5% 2/1/2051	2,957,437	2,519,822
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)(h)	24,897,772	21,159,156
Freddie Mac Gold Pool 2.5% 4/1/2052	2,927,185	2,462,944
Freddie Mac Gold Pool 2.5% 4/1/2052	4,914,783	4,178,321
Freddie Mac Gold Pool 2.5% 7/1/2036	29,877	27,714
Freddie Mac Gold Pool 2.5% 7/1/2043	53,981	47,519
Freddie Mac Gold Pool 2.5% 9/1/2051	2,963,934	2,524,431
Freddie Mac Gold Pool 3% 6/1/2052	20,907	18,329
Freddie Mac Gold Pool 3% 8/1/2052	10,735,163	9,485,231
Freddie Mac Gold Pool 3% 9/1/2034	17,939	17,060
Freddie Mac Gold Pool 3.5% 1/1/2048	3,547,946	3,263,926
Freddie Mac Gold Pool 3.5% 1/1/2048	538,259	495,675
Freddie Mac Gold Pool 3.5% 2/1/2052	1,238,118	1,125,821
Freddie Mac Gold Pool 3.5% 3/1/2048	2,110,085	1,948,926
Freddie Mac Gold Pool 3.5% 4/1/2052	2,297,611	2,098,425
Freddie Mac Gold Pool 3.5% 6/1/2052	4,331,620	3,984,527
Freddie Mac Gold Pool 3.5% 7/1/2049	3,242,366	2,984,835
Freddie Mac Gold Pool 3.5% 8/1/2049	5,809,421	5,353,443
Freddie Mac Gold Pool 3.5% 8/1/2051	37,988	34,828
Freddie Mac Gold Pool 4% 2/1/2051	7,907,925	7,512,061
Freddie Mac Gold Pool 4% 2/1/2053	1,947,901	1,844,760
Freddie Mac Gold Pool 4% 2/1/2053	17,593,429	16,661,863
Freddie Mac Gold Pool 4% 3/1/2049 (f)	46,493	44,064
Freddie Mac Gold Pool 5% 11/1/2054	41,997,353	41,213,268
Freddie Mac Gold Pool 5% 9/1/2054	997,876	982,364
Freddie Mac Gold Pool 5.5% 11/1/2054	753,744	752,889
Freddie Mac Gold Pool 5.5% 12/1/2054	25,000	24,979
Freddie Mac Gold Pool 5.5% 3/1/2053 (f)	42,633	43,210
Freddie Mac Gold Pool 5.5% 9/1/2053	4,619,011	4,662,847
Freddie Mac Gold Pool 5.5% 9/1/2054	5,599,899	5,593,545
Freddie Mac Gold Pool 6% 10/1/2054	776,737	799,814
Freddie Mac Gold Pool 6% 4/1/2054	12,493,132	12,833,077
Freddie Mac Gold Pool 6% 9/1/2054	7,873,397	8,060,572
Freddie Mac Gold Pool 6% 9/1/2054	7,894,737	8,141,629
Freddie Mac Gold Pool 6.5% 6/1/2054	6,943,012	7,267,248
Freddie Mac Gold Pool 6.5% 9/1/2054	8,023,597	8,401,432
Freddie Mac Non Gold Pool 5.5% 7/1/2053	7,099,781	7,160,504
Freddie Mac Non Gold Pool 6% 11/1/2054	831,410	853,253
Ginnie Mae I Pool 2.5% 12/20/2051	23,451	19,850
Ginnie Mae I Pool 3.5% 10/20/2054	9,649,564	8,819,393
Ginnie Mae I Pool 4.5% 4/20/2053	23,389	22,596
Ginnie Mae II Pool 2% 1/1/2055 (g)	51,700,000	42,547,487
Ginnie Mae II Pool 2% 10/20/2050	9,593,828	7,897,970
Ginnie Mae II Pool 2% 12/1/2054 (g)	96,850,000	79,628,860
Ginnie Mae II Pool 2% 8/20/2050	4,397,269	3,625,480
Ginnie Mae II Pool 2.5% 12/1/2054 (g)	58,100,000	49,675,500
Ginnie Mae II Pool 2.5% 7/20/2051	72,018	61,623
Ginnie Mae II Pool 3% 1/1/2055 (g)	26,975,000	23,928,721
Ginnie Mae II Pool 3% 12/1/2054 (g)	50,925,000	45,148,195
Ginnie Mae II Pool 3.5% 1/1/2055 (g)	42,625,000	38,985,226
Ginnie Mae II Pool 3.5% 11/20/2054	31,572,635	28,856,381
Ginnie Mae II Pool 3.5% 12/1/2054 (g)	27,050,000	24,727,503
Ginnie Mae II Pool 4% 12/1/2054 (g)	11,650,000	10,958,281
Ginnie Mae II Pool 4.5% 12/1/2054 (g)	17,200,000	16,598,000
Ginnie Mae II Pool 5% 12/1/2054 (g)	21,850,000	21,542,734
Ginnie Mae II Pool 5.5% 1/1/2055 (g)	12,925,000	12,932,573
Ginnie Mae II Pool 5.5% 12/1/2054 (g)	34,850,000	34,896,284
Ginnie Mae II Pool 6% 1/1/2055 (g)	61,325,000	61,919,086
Ginnie Mae II Pool 6% 12/1/2054 (g)	111,075,000	112,237,823
Ginnie Mae II Pool 6.5% 1/1/2055 (g)	7,650,000	7,774,612
Ginnie Mae II Pool 6.5% 12/1/2054 (g)	20,700,000	21,046,079
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	111,850,000	89,781,469
Uniform Mortgage Backed Securities 2% 12/1/2039 (g)	16,200,000	14,525,578
Uniform Mortgage Backed Securities 2% 12/1/2054 (g)	301,150,000	241,437,617
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (g)	1,025,000	858,878
Uniform Mortgage Backed Securities 2.5% 12/1/2039 (g)	8,550,000	7,866,668
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (g)	86,600,000	72,500,438
Uniform Mortgage Backed Securities 3% 1/1/2055 (g)	9,200,000	8,022,687
Uniform Mortgage Backed Securities 3% 12/1/2039 (g)	11,500,000	10,825,273
Uniform Mortgage Backed Securities 3% 12/1/2054 (g)	39,050,000	34,025,362
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (g)	13,000,000	11,784,804
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (g)	49,600,000	44,946,126
Uniform Mortgage Backed Securities 4% 12/1/2054 (g)	10,200,000	9,543,375
Uniform Mortgage Backed Securities 4.5% 12/1/2039 (g)	17,425,000	17,224,884
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (g)	10,950,000	10,517,133
Uniform Mortgage Backed Securities 5% 12/1/2039 (g)	30,500,000	30,564,337
Uniform Mortgage Backed Securities 5.5% 12/1/2054 (g)	15,100,000	15,078,766
Uniform Mortgage Backed Securities 6% 12/1/2054 (g)	82,325,000	83,315,469
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (g)	21,200,000	21,704,329
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (g)	90,300,000	92,458,730
TOTAL UNITED STATES		1,951,952,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,942,148,130)		1,951,952,878

U.S. Treasury Obligations - 3.3%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.20 to 4.73	11,880,000	11,308,275
US Treasury Bonds 4.375% 8/15/2043	5.06 to 5.11	33,000	32,644
US Treasury Bonds 4.625% 11/15/2044	4.51	670,000	683,714
US Treasury Bonds 4.625% 5/15/2044	4.04 to 4.57	1,097,000	1,117,397
US Treasury Notes 3.375% 9/15/2027	3.48	7,870,000	7,717,519
US Treasury Notes 3.75% 8/15/2027	3.80	150,000	148,553
US Treasury Notes 3.75% 8/31/2031	3.98	4,040,000	3,948,627
US Treasury Notes 4% 2/15/2034	4.11	14,000	13,789
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	14,991
US Treasury Notes 4.25% 2/28/2031	4.27	1,000	1,006
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,031
US Treasury Notes 4.25% 6/30/2031	3.72 to 4.45	7,650,000	7,701,398
US Treasury Notes 4.375% 5/15/2034	3.65 to 4.32	9,407,000	9,534,877
US Treasury Notes 4.5% 4/15/2027	4.88	40,000	40,306
US Treasury Notes 4.5% 5/15/2027	4.54	33,000	33,264
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,632,537)			42,301,391

Money Market Funds - 41.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $530,809,169)	4.64	530,703,028	530,809,169

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	375,498
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	15,400,000	560,392
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	2,700,000	100,360
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	100,000	3,573
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	26,800,000	996,946
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	708,987
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	10,000,000	373,514
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	232,827
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	182,320
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	13,600,000	730,264

TOTAL PUT SWAPTIONS			4,264,681
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	90,099
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	15,400,000	667,140
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	2,700,000	114,857
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	100,000	4,057
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	26,800,000	1,131,624
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	773,004
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	10,000,000	421,508
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	191,104
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	44,296
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	13,600,000	192,970

TOTAL CALL SWAPTIONS			3,630,659
TOTAL PURCHASED SWAPTIONS (Cost $7,897,108)			7,895,340

TOTAL INVESTMENT IN SECURITIES - 215.8% (Cost $2,783,279,570)	2,791,769,828
NET OTHER ASSETS (LIABILITIES) - (115.8)%	(1,498,468,197)
NET ASSETS - 100.0%	1,293,301,631

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(51,700,000)	(42,507,094)
Ginnie Mae II Pool 3% 12/1/2054	(42,475,000)	(37,656,742)
Ginnie Mae II Pool 3.5% 12/1/2054	(58,625,000)	(53,591,493)
Ginnie Mae II Pool 5.5% 12/1/2054	(29,100,000)	(29,138,648)
Ginnie Mae II Pool 6% 12/1/2054	(86,400,000)	(87,304,504)
Ginnie Mae II Pool 6.5% 12/1/2054	(15,300,000)	(15,555,798)
Uniform Mortgage Backed Securities 2% 12/1/2054	(195,350,000)	(156,615,768)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(80,425,000)	(67,330,805)
Uniform Mortgage Backed Securities 3% 12/1/2054	(29,825,000)	(25,987,361)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(6,500,000)	(5,892,402)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(49,600,000)	(44,946,126)
Uniform Mortgage Backed Securities 4% 12/1/2054	(21,350,000)	(19,975,594)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(5,925,000)	(5,690,778)
Uniform Mortgage Backed Securities 5% 12/1/2039	(11,500,000)	(11,524,258)
Uniform Mortgage Backed Securities 5% 12/1/2054	(1,200,000)	(1,177,406)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(8,400,000)	(8,388,188)
Uniform Mortgage Backed Securities 6% 12/1/2054	(57,000,000)	(57,685,778)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(61,200,000)	(62,663,059)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(733,631,802)

TOTAL TBA SALE COMMITMENTS (Proceeds $725,645,315)		(733,631,802)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	138	Mar 2025	15,343,875	208,957	208,957
CBOT 2-Year U.S. Treasury Note Contracts (United States)	685	Mar 2025	141,184,922	352,919	352,919
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Mar 2025	860,813	7,052	7,052

TOTAL PURCHASED					568,928

Sold

Interest Rate Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	121	Mar 2025	14,459,500	(388,758)	(388,758)

TOTAL FUTURES CONTRACTS					180,170
The notional amount of futures purchased as a percentage of Net Assets is 12.2%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	464	(856)	(392)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	5,000	773	(1,447)	(674)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	464	(725)	(261)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	4,000	619	(922)	(303)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	91,678	(95,396)	(3,718)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	77,349	(77,783)	(434)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	3,600,000	412,553	(417,304)	(4,751)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,000	155	(272)	(117)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	573	(802)	(229)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	22,920	(23,561)	(641)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	45,839	(47,101)	(1,262)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,842	(14,977)	(135)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	44,525	(45,560)	(1,035)

TOTAL BUY PROTECTION							712,754	(726,706)	(13,952)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	10,000	(79)	264	185
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	5,000	(64)	99	35
Custom Index Swap on Cmbx Aaa Cdsi S15 Prc Indx	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	50,000	(396)	494	98
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	5,000	(64)	99	35
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,445)	7,859	1,414
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	2,800,000	(36,089)	43,853	7,764
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,000,000	(38,667)	38,030	(637)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	25,700,000	(444,266)	444,262	(4)

TOTAL SELL PROTECTION							(526,070)	534,960	8,890
TOTAL CREDIT DEFAULT SWAPS							186,684	(191,746)	(5,062)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	18,673,000	277,967	0	277,967
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	5,928,000	65,758	0	65,758
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	30,545,000	623,179	0	623,179
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	28,730,000	728,257	0	728,257
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2031	1,454,000	5,616	0	5,616
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	11,160,000	(167,648)	0	(167,648)
TOTAL INTEREST RATE SWAPS							1,533,129	0	1,533,129

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,650,283 or 8.6% of net assets.

(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,779,008.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,026,260.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	63,676,708	936,818,875	469,686,414	4,158,982	-	-	530,809,169	1.0%
Total	63,676,708	936,818,875	469,686,414	4,158,982	-	-	530,809,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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